Financial risk management and fair value estimates (Details 2)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Trade and other payables	$ 4,598,000,000		$ 3,690,000,000
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables		$ 25,586	22,475
Borrowings		39,387	50,615
Finance lease obligations		3,172	2,683
Derivative financial instruments		1,726	1,537
Total		69,871	77,310
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables		1,218	1,415
Borrowings		15,581	29,743
Finance lease obligations		2,807	6,089
Derivative financial instruments		194	62
Total		19,800	37,309
More than 4 years [Member]
Statement [Line Items]
Trade and other payables		295	0
Borrowings		6,079	2,699
Finance lease obligations		7,449	0
Derivative financial instruments		0	0
Total		13,823	2,699
Between 3and 4 years [Member]
Statement [Line Items]
Trade and other payables		0	0
Borrowings		1,519	2,699
Finance lease obligations		889	0
Derivative financial instruments		0	0
Total		2,408	2,699
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables		0	0
Borrowings		22,279	12,212
Finance lease obligations		2,513	92
Derivative financial instruments		57	0
Total		24,849	12,304
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables		27,099	23,890
Borrowings		84,845	97,968
Finance lease obligations		16,830	8,864
Derivative financial instruments		1,977	1,599
Total		$ 130,751	$ 132,321